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AMCAP Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

April 15, 2009

Ms. Laura Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AMCAP Fund
File Nos. 811-01435 and 002-26516

Dear Ms. Hatch:

Enclosed is Form N-1A (Post-Effective Amendment No. 81 to the Registration Statement under the Securities Act of 1933 and Amendment No. 50 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company.  This registration statement contains amendments reflecting disclosure updates based on the SEC's revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. As a result of the disclosure updates, this filing is being made pursuant to rule 485(a), and we propose that it become effective on May 1, 2009 pursuant to rule 485(a)(3).

This letter also includes our response to oral comments we received from you on April 6, 2009 on the fund’s Post-Effective Amendment No. 80 to the Registration Statement under the Securities Act of 1933 and Amendment No. 49 to the Registration Statement under the Investment Company Act of 1940. Our responses to your comments are set forth below. We appreciate your prompt response to the filing.

1.         Fees and expenses of the fund – page 1 of the fund’s prospectus.

Comment:  Please modify the first sentence of the paragraph to conform to the language set forth in the new Form N-1A. In addition, the fee table should be modified to present the information in the same order and using the same language included in the new Form.

Response:   We have updated this section to conform to the new Form N-1A requirements.

2.         Fees and expenses of the fund – page 1 of the fund’s prospectus

Comment:  Please remove all footnotes except those allowed to be shown pursuant to the new Form N-1A. All remaining footnotes should follow the expense example.

Response:   We have removed the majority of the footnotes from the investment results table. We have included only those footnotes permitted by Form N-1A and those that we believe are essential for an investor to understand the information presented in the table. The information that was removed from this section has been included in other sections of the document. The footnotes have been moved to follow the expense example.

3.           Expense example – page 3 of the fund’s prospectus.

Comment:  The title of the section should be “Example” rather than “Examples.” The expense example should be revised to conform to the format specified in the new Form N-1A.  All footnotes except those allowed to be shown pursuant to the Form should be removed.

Response:   The expense example has been updated to reflect the format and language specified in the new Form N-1A. All footnotes have been removed. The information contained in the footnotes that we believe is essential to an understanding of the example has been included in the first paragraph of the section.

4.           Historical investment results – page 6 of the fund’s prospectus.

Comment:  Please update the bar chart to include 2008 results.  If updated investment results are available on the American Funds website please include a statement to that effect.

Response:   The bar chart has been updated to include 2008 results. A statement has been included that updated results are available on the American Funds website.

5.         Historical investment results – page 7 of the fund’s prospectus.

Comment:  Please remove any information that is not required to be included pursuant to the new Form N-1A.

Response:   All information not required by the Form has been removed from this section of the prospectus. The information that was removed has been included in other sections of the document.

6.         Historical investment results – page 8 of the fund’s prospectus.

Comment:  Please remove all footnotes except those allowed to be shown pursuant to the new Form N-1A.

Response:   We have removed the majority of the footnotes from the investment results table. We have included only those footnotes permitted by Form N-1A and those we believe are essential for an investor to understand the information presented in the table. The information that was removed from this section has been included in other sections of the document.

7.         Historical investment results – page 8 of the fund’s prospectus.

Comment:  Consider including lifetime results for each index listed in the prospectus measured from the date of inception of each of the fund’s share classes.

Response: We have considered this comment and do not believe including this information would be helpful to investors.  We believe that the results of each index that are currently listed in the prospectus provide investors with an appropriate comparison of market performance.

 8.        Investment Adviser – page 9 of the fund’s prospectus.

Comment:  Please remove the paragraph regarding the multiple portfolio counselor system and the reference in the table to the portfolio counselors’ experience as analysts for the fund.

Response:   We have removed the paragraph describing the multiple portfolio counselor system from this section of the prospectus. The paragraph preceding the portfolio counselor table in the “Investment Adviser” section now reads:

“Capital Research and Management Company serves as investment adviser to the fund. Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. The primary individual portfolio counselors for AMCAP Fund are:”

Additionally, we have removed the references to the portfolio counselors’ experience as analysts for the fund.

The information removed from this section has been moved elsewhere in the prospectus.

9.           Purchase and sale of fund shares – page 10 of the fund’s prospectus.

Comment:  Please remove any information in the first paragraph of this section that is not required by the new Form N-1A.  In addition, remove the footnotes to the “purchase minimums and maximums” table.

Response:   We have removed the first paragraph of this section and the footnotes to the table. The information in the footnotes has been moved to the “Purchase minimums and maximums” paragraph in the “Purchase, exchange and sale of shares” section of the prospectus.

10.        Purchase and sale of fund shares – page 10 of the fund’s prospectus.

Comment:  In the paragraph following the “purchase minimums and maximums” table please remove the following:

“Your shares will be purchased from you (or sold to you) at the net asset value next determined after American Funds Service Company receives and accepts your request. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York  time, the normal close of regular trading.”

In addition, please explain what is meant by the word “accepts.”

Response:   The language has been moved to the “Purchase minimums and maximums” paragraph in the “Purchase, exchange and sale of shares” section of the prospectus. The language has been modified as follows:

Your shares will be purchased from you (or sold to you) at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading.

11.        Financial intermediary compensation – page 11 of the fund’s prospectus.

Comment:  Please change the title of this section to “Payments to broker-dealers and other financial intermediaries.” Please include language indicating that financial intermediaries my have a conflict of interest if they receive payments from the fund or its related companies for the sale of fund shares.

Response:   The title of this section has been changed.  The language has been updated as follows:

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may provide a financial incentive for the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12.        Ten largest equity holdings – page 13 of the fund’s prospectus.

Comment:  Disclosure of the fund’s top ten portfolio holdings may be included in the prospectus but is not required to be disclosed.

Response:   This section has been removed from the prospectus.

13.       Portfolio counselor table – page 16 of the fund’s prospectus.

Comment:  This information is not required to be disclosed.

Response:   Although this information is not required to be disclosed we will continue to include the information should investors desire additional information regarding the experience of the fund’s portfolio counselors.

In addition to making the changes described above we have modified the “investment strategies” and “principal risks” sections of the prospectus.  Certain information in these sections have been moved out of the summary section to the “Investment objective, strategies and risks” section of the prospectus. All of the changes described above will also be made to the fund’s retirement plan prospectus, to the extent the change applies to that document.

Thank you for your consideration of our response to your comments. We have requested accelerated effectiveness pursuant to Rule 485(a)(3). As such, we would greatly appreciate any final comments of the staff as soon as possible.

If you have any questions please do not hesitate to contact me at (213) 486-9422 or Tim McHale at (213) 615-0404.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti
Secretary